As filed with the Securities and Exchange Commission on April 1, 2010
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Ultra Short Tax Optimized Income Fund

Principal	Security
Amount	Description	Value
Municipal Bonds - 101.1%
Alabama - 5.7%
$1,000,000	Birmingham Water Works Board, Subordinated Revenue
	3.000%, 07/01/2010	$1,005,780
	Chatom Industrial Development Board Gulf Adjusted, Powersouth Energy Cooperative
	(SPA: National Rural Utility Finance)
33,000,000	1.600%, 05/15/2010 (c)	33,007,590
	Chatom Industrial Development Board Various Refunding, Electric C
	(SPA: National Rural Utility Finance)
2,000,000	1.600%, 06/01/2010 (c)	2,000,080
	Chatom Industrial Development Revenue, Electric A
	(SPA: National Rural Utility Finance)
20,000,000	4.000%, 02/01/2010 (c)	20,000,000
20,000,000	1.230%, 08/01/2010 (c)	20,000,000
	Cullman County Health Care Authority, Cullman Regional Medical Center - Series A
500,000	3.000%, 02/01/2010	500,000
550,000	5.000%, 02/01/2011	562,056
5,795,000	Health Care Authority for Baptist Health - Series A
	(CS: Assured Guaranty)
	6.125%, 05/15/2012 (c)	6,080,114
10,175,000	Health Care Authority for Baptist Health - Series B
	(CS: Assured Guaranty)
	0.700%, 02/05/2010 (a)(b)(d)	10,175,000
1,900,000	Madison Industrial Development Board Revenue, WL Halsey Grocery Co.
	(LOC: Regions Bank)
	1.000%, 02/04/2010 (a)(b)	1,900,000
		95,230,620
Arizona - 2.2%
8,500,000	Cochise County Pollution Control Corp., Arizona Electric Power Cooperative, Inc.
	3.100%, 03/01/2010 (c)	8,515,215
500,000	Flagstaff, Aspen Place Sawmill Improvement District
	5.000%, 01/01/2013	501,445
3,300,000	Maricopa County Pollution Control Corp., Arizona Purblic Services Co. - Series B
	5.500%, 05/01/2012 (c)	3,430,218
6,000,000	Navajo County Pollution Control Corp. - Series A
	5.000%, 06/01/2012 (c)	6,178,920
10,225,000	Scottsdale Industrial Development Authority Variable Hospital Revenue
	(CS: AGM)
	1.020%, 02/02/2010 (a)(b)(d)	10,225,000
8,560,000	Tolleson Commercial Paper
	0.900%, 02/09/2010 (e)	8,561,113
		37,411,911
Arkansas - 2.1%
5,400,000	Pulaski County Public Facilities Board Revenue, Anthony School
	(LOC: Regions Bank)
	0.650%, 02/04/2010 (a)(b)	5,400,000
5,525,000	Pulaski County Public Facilities Board Revenue, Chapelridge
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	5,525,000
6,500,000	Pulaski County Public Facilities Board Revenue, Chapelridge South West
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	6,500,000
4,350,000	Pulaski County Public Facilities Board Revenue, Valley Heights Apartments II - Series C
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	4,350,000
5,200,000	State Development Finance Authority Revenue, Capri Apartments - Series F
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	5,200,000
7,600,000	State Development Finance Authority Revenue, Chapelridge Benton - Series C
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	7,600,000
		34,575,000

California - 5.2%
1,750,000	Irvine Unified School District, Special Community Facilities District 86-1
	(CS: Assured Guaranty)
	3.000%, 09/01/2010	1,766,852
2,000,000	Municipal Finance Authority, Waste Management, Inc. - Series A
	4.900%, 02/01/2010 (c)	2,000,000
4,625,000	Palomar Pomerado Health Care - Series B
	(CS: AGM)
	1.020%, 02/03/2010 (a)(b)(d)	4,625,000
4,700,000	Palomar Pomerado Health Care - Series C
	(CS: AGM)
	0.950%, 02/04/2010 (a)(b)(d)	4,700,000
15,000,000	State of California Commercial Paper
	(SPA:RBC (21.735%), DEXIA (21.735%), CALYON (10.87%), WELLS FARGO (10.87%), CALPERS (10.87%),
	CALSTRS (8.70%), HELABA (7.61%), BAERISCH LANDESBANK(7.61%))
	0.320%, 02/04/2010 (e)	15,000,150
20,000,000	State of California - Series DCL-049
	(CS: AGM; LIQ, LOC: DEXIA Credit Local)
	0.450%, 02/04/2010 (a)(b)	20,000,000
3,000,000	State Municipal Finance Authority Revenue, Waste Management, Inc.
	3.450%, 03/01/2010	3,000,570
35,000,000	State Revenue Anticipation Notes, Subordinated - Series A-1
	3.000%, 05/25/2010	35,219,800
125,000	State Township Health Care District Revenue - Series A
	4.500%, 07/01/2011	128,110
		86,440,482
Colorado - 1.0%
7,895,000	Denver City & County Airport Revenue - Series A
	(CS: AMBAC)
	6.000%, 11/15/2010	8,218,537
1,900,000	Denver City & County Airport Revenue, Subseries A3
	(CS: AGM)
	5.000%, 05/15/2011 (c)	1,982,935
2,000,000	Denver City & County Airport Revenue, Subseries A4
	5.250%, 05/15/2011 (c)	2,091,000
1,000,000	E-470 Public Highway Authority Revenue, Series A-2
	(CS: MBIA)
	5.000%, 09/01/2011 (c)	1,038,110
3,000,000	Pitkin County Industrial Development Revenue, Aspen Skiing Company - Series B
	(LOC: JPMorgan Chase Bank)
	0.230%, 02/01/2010 (a)(b)	3,000,000
		16,330,582
Connecticut - 1.5%
18,000,000	Bridgeport Tax Anticipation Notes - Series B
	2.500%, 02/05/2010	18,000,900
520,000	Bridgeport, Subordinated - Series A
	(CS: AGM)
	2.000%, 08/15/2010	522,870
6,000,000	State Development Authority Pollution Control Revenue
	5.250%, 04/01/2010 (c)	6,049,140
		24,572,910
Delaware - 0.8%
5,200,000	State Economic Development Authority Gas Facilities, Delmarva Power & Light Co.
	4.500%, 02/01/2010 (a)(b)	5,200,000
4,450,000	State Economic Development Authority, Delmarva Power & Light Co.
	0.300%, 02/01/2010 (a)(b)	4,450,000
3,850,000	State Economic Development Authority, Exempt Facility, Delmarv
	5.650%, 07/01/2010 (c)	3,897,086
		13,547,086
Florida - 6.0%
1,000,000	Arcadia Housing Authority, Arcadia Oaks Associates, Ltd.
	4.250%, 01/01/2012	1,001,490
8,205,000	Broward County Housing Finance Authority, Golf View Gardens Apartments
	(LOC: Regions Bank)
	3.250%, 02/04/2010 (a)(b)	8,205,000

2,705,000	Cape Coral Water & Sewer Revenue
	6.000%, 10/01/2011	2,772,977
	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A
	(CS: MBIA)
600,000	5.000%, 03/01/2010	602,154
1,700,000	5.000%, 03/01/2011	1,765,212
20,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
	4.500%, 06/01/2010	20,253,800
3,300,000	Eustis Multi-Purpose Revenue, Series A
	(LOC: SunTrust Bank)
	0.450%, 02/03/2010 (a)(b)	3,300,000
1,000,000	Hillsborough County Aviation Authority, Tampa International Airport - Series D
	(CS: MBIA)
	5.500%, 10/01/2010	1,028,890
8,850,000	Housing Finance Corp., Bridgewater Club
	(LOC: SunTrust Bank)
	0.430%, 02/03/2010 (a)(b)	8,850,000
7,900,000	Housing Finance Corp., Stuart Pointe Apartments
	(LOC: SunTrust Bank)
	0.430%, 02/03/2010 (a)(b)	7,900,000
2,225,000	Jacksonville Aviation Authority Revenue
	(CS: AMBAC)
	5.000%, 10/01/2010	2,284,964
4,125,000	Lake County Industrial Development Authority, Senninger Irrigation, Inc.
	(LOC: SunTrust Bank)
	0.700%, 02/03/2010 (a)(b)	4,125,000
5,470,000	Lee County Housing Finance Authority Revenue, Heron Pond Apartments
	(LOC: Regions Bank)
	3.000%, 02/04/2010 (a)(b)	5,470,000
5,185,000	Miami-Dade County Aviation Revenue - Series C
	(CS: MBIA)
	5.250%, 10/01/2010	5,210,614
1,250,000	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc.
	2.000%, 06/01/2010 (c)	1,250,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc.
1,000,000	4.510%, 04/01/2010 (c)	1,000,140
10,000,000	5.400%, 08/01/2011 (c)	10,421,300
10,000,000	Polk County Industrial Development Authority, Winter Haven Hospital - Series B
	(LOC: SunTrust Bank)
	0.240%, 02/01/2010 (a)(b)	10,000,000
1,000,000	St. Johns County Industrial Development Authority Revenue, Coastal Health Care Investor
	(LOC: SunTrust Bank)
	3.250%, 02/04/2010 (a)(b)	1,000,000
3,050,000	State Finance Department General Service Revenue, Environmental Protection and Preservation - Series 2000-A
	(CS: MBIA)
	5.375%, 07/01/2010	3,086,020
		99,527,561
Georgia - 2.4%
6,500,000	Atlanta Airport Revenue - Series C-2
	(CS: MBIA; SPA: Wachovia Bank N.A.)
	2.200%, 01/01/2030 (a)(b)(i)	6,500,000
4,420,000	Atlanta Urban Residential Finance Authority Revenue, Delmonte/Brownlee - Series A
	(LOC: SunTrust Bank)
	0.400%, 02/03/2010 (a)(b)	4,420,000
3,000,000	Burke County Development Authority Pollution Control Revenue, Oglethorpe Power Co.
	(CS: MBIA)
	4.750%, 04/10/2011 (c)	3,124,890
9,000,000	Burke County Development Authority Pollution Control Revenue, Vogtle Power Co.
	4.375%, 04/01/2010 (c)	9,051,930
8,600,000	Cobb County Development Authority Revenue, Boy Scouts of America
	(LOC: SunTrust Bank)
	0.250%, 02/03/2010 (a)(b)	8,600,000
1,400,000	Douglas County Development Authority Revenue, Electrical Fiber Systems
	(LOC: Regions Bank)
	1.000%, 02/04/2010 (a)(b)	1,400,000

300,000	Douglas County Development Authority Revenue, Whirlwind Steel Buildings
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	300,000
4,210,000	Griffin-Spalding County Development Authority Revenue, Woodland Industries, Inc.
	(LOC: SunTrust Bank)
	1.950%, 02/04/2010 (a)(b)	4,210,000
2,185,000	Manchester Industrial Development Authority Revenue, G&S Metal Consultants, Inc.
	(LOC: Fifth Third Bank)
	0.620%, 02/05/2010 (a)(b)	2,185,000
		39,791,820
Idaho - 0.4%
6,555,000	Boise Urban Renewal Agency - Series A
	(LOC: Keybank N.A.)
	1.850%, 02/03/2010 (a)(b)	6,555,000

Illinois - 6.8%
9,000,000	Aurora Economic Development Revenue, Aurora Christian Schools, Inc.
	(LOC: Fifth Third Bank)
	0.400%, 02/04/2010 (a)(b)	9,000,000
16,050,000	Chicago Board of Education Revenue - Series C-2
	(CS: AGM; SPA: DEPFA Bank PLC)
	2.000%, 02/04/2010 (a)(b)	16,050,000
5,700,000	Chicago Board of Education Revenue, Dedicated - D-2
	(CS: Assured Guaranty; SPA: DEPFA Bank PLC)
	3.100%, 02/01/2010 (a)(b)	5,700,000
2,900,000	Cook County, Capital Improvements - Series E
	(SPA: DEPFA Bank PLC)
	0.450%, 02/04/2010 (a)(b)	2,900,000
26,760,000	Crestwood Tax Increment Revenue, 135th & Cicero Redevelopment
	(LOC: Fifth Third Bank)
	1.750%, 02/04/2010 (a)(b)	26,760,000
700,000	Des Plaines Industrial Development Revenue, MMP Properties LLC
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	700,000
4,710,000	Educational Facilities Authority Revenue, Beverly Arts Center - Chicago
	(LOC: Fifth Third Bank)
	0.510%, 02/05/2010 (a)(b)	4,710,000
310,000	Elk Grove Village Industrial Development, Rainbow Fish House Inc.
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/04/2010 (a)(b)	310,000
1,680,000	Finance Authority Industrial Development Revenue, Transparent Container
	(LOC: JPMorgan Chase Bank)
	2.250%, 02/04/2010 (a)(b)	1,680,000
4,055,000	Granite City Solid Waste Revenue, Waste Management, Inc.
	4.875%, 05/03/2010 (c)	4,079,127
13,225,000	Rockford Revenue, Wesley Willows Obligation
	(LOC: M&I Bank)
	1.250%, 02/01/2010 (a)(b)	13,225,000
20,900,000	Rockford Revenue, Wesley Willows Obligations Group
	(LOC: M&I Bank)
	1.250%, 02/01/2010 (a)(b)	20,900,000
4,375,000	Springfield Airport Authority, Allied-Signal, Inc.
	6.500%, 02/03/2010 (a)(b)	4,375,000
3,010,000	Will-Kankakee Regional Development Authority, Atlas-Putty Products Co.
	(LOC: Fifth Third Bank)
	0.510%, 02/04/2010 (a)(b)	3,010,000
		113,399,127
Indiana - 2.5%
2,434,000	Bloomington Industry Multifamily Housing Revenue, Willow Manor Apartments
	(LOC: Fifth Third Bank)
	0.620%, 02/05/2010 (a)(b)	2,434,000
6,750,000	Columbus Industrial Revenue, Mill Division
	(LOC: SunTrust Bank)
	0.600%, 02/03/2010 (a)(b)	6,750,000
1,600,000	Indiana Health & Educational Facilities Financing Authority, Grandview Care - New Castle
	(LOC: Fifth Third Bank)
	0.510%, 02/04/2010 (a)(b)	1,600,000

4,305,000	Jeffersonville Industrial Economic Development Revenue, Eagle Steel Products Inc.
	(LOC: Fifth Third Bank)

	0.510%, 02/04/2010 (a)(b)	4,305,000

2,100,000	Lawrence Fort Harrison Reuse Authority Revenue, Fort Harrison Military Base
	(LOC: Fifth Third Bank)
	0.510%, 02/05/2010 (a)(b)	2,100,000
5,950,000	St. Joseph County Industrial Educational Facilities Revenue, Holy Cross College
	(LOC: Fifth Third Bank)
	0.510%, 02/03/2010 (a)(b)	5,950,000
19,045,000	State Finance Authority Revenue, Marion General Hospital - Series A
	(LOC: Regions Bank)
	2.500%, 02/03/2010 (a)(b)	19,045,000
		42,184,000
Iowa - 0.1%
2,000,000	Dubuque Community School District - Anticipation Notes
	3.000%, 03/30/2010	2,005,060

Kansas - 0.2%
3,505,000	Topeka Multifamily Housing Refunding, Fleming Court
	(LOC: M&I Bank)
	2.400%, 02/04/2010 (a)(b)	3,505,000

Kentucky - 1.4%
700,000	Bardstown Industrial Development Revenue, JAV Investments LLC
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	700,000
2,680,000	Clark County Pollution Control Revenue, Power National - Series J-1
	(CS: CFC)
	2.000%, 04/15/2010 (c)	2,680,429
	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer
	(LOC: PNC Bank N.A.)
2,335,000	3.250%, 02/01/2010 (a)(b)	2,335,000
2,335,000	1.750%, 08/01/2016 (c)	2,335,000
400,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
	(LOC: JPMorgan Chase)
	2.050%, 02/04/2010 (a)(b)	400,000
1,000,000	Kenton County Airport Board Revenue - Series C
	(CS: MBIA)
	5.000%, 03/01/2010	1,002,190
4,000,000	Kenton County Industrial Building Revenue, Baptist Convalescent Center
	(LOC: Fifth Third Bank)
	0.590%, 02/03/2010 (a)(b)	4,000,000
2,000,000	Pulaski County Waste Utilities Revenue - Series B
	3.250%, 02/15/2010 (c)	2,000,140
4,000,000	State Economic Development Finance Authority, Baptist Convalescent Center
	(LOC: Fifth Third Bank)
	0.590%, 02/03/2010 (a)(b)	4,000,000
4,630,000	West Buechel Industrial Building Revenue, Derby Fabricating LLC
	(LOC: Fifth Third Bank)
	0.620%, 02/04/2010 (a)(b)	4,630,000
		24,082,759
Louisiana - 7.4%
4,600,000	Jefferson Parish Industrial Development Board Industrial Revenue, Sara Lee Corp.
	7.000%, 02/01/2010 (a)(b)	4,600,000
2,195,000	North Webster Parish Industrial Development Revenue, CSP
	(LOC: Regions Bank)
	3.450%, 02/04/2010 (a)(b)	2,195,000
2,825,000	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC
	(LOC: Regions Bank)
	0.900%, 02/04/2010 (a)(b)	2,825,000
20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal - Series A
	(LOC: Wachovia Bank N.A.)
	3.250%, 03/15/2010 (a)(b)	20,048,800

2,050,000	State Housing Finance Agency Revenue, Multifamily Housing Restoration - Series A
	(LOC: Regions Bank)
	0.900%, 02/04/2010 (a)(b)	2,050,000
7,020,000	State Office Facilities Corp., Capital Complex
	2.500%, 03/01/2010	7,029,477
775,000	State Offshore Terminal Authority, Loop LLC - Series B-1
	4.250%, 10/01/2010 (c)	789,741
	West Baton Rouge Parish Industrial Revenue
19,000,000	0.750%, 02/23/2010 (e)	19,005,510
17,000,000	0.850%, 02/23/2010 (e)	17,005,950
18,000,000	0.850%, 02/23/2010 (e)	18,006,840
28,900,000	0.800%, 02/26/2010 (e)	28,910,404
		122,466,722
Maine - 0.4%
4,780,000	Finance Authority Industrial Development Revenue, Crobb Box Co. - Series A
	(LOC: Keybank N.A.)
	0.640%, 02/04/2010 (a)(b)	4,780,000
1,750,000	State Finance Authority Solid Waste Disposal Revenue, Waste Management, Inc.
	2.250%, 05/03/2010 (c)	1,750,000
		6,530,000
Maryland - 0.4%
6,000,000	Baltimore County Economic Development, Garrison Forest School, Inc.
	(LOC: SunTrust Bank)
	0.240%, 02/01/2010 (a)(b)	6,000,000

Massachusetts - 3.7%
20,000,000	State Development Finance Agency Commercial Paper
	0.750%, 02/09/2010 (e)	20,002,200
575,000	State Development Finance Agency, Curry College - Series A
	(CS: ACA)
	4.125%, 03/01/2010	575,512
2,250,000	State Development Finance Agency, Waste Management, Inc. - Series B
	3.400%, 12/01/2012 (c)	2,283,952
3,500,000	State Health & Educational Facilities Authority, Northeastern University - Series T-1
	4.125%, 02/16/2012 (c)	3,615,710
2,000,000	State Health & Educational Facilities Authority, Northeastern University - Series T-2
	4.100%, 04/19/2012 (c)	2,070,540
760,000	State Health & Educational Facilities Authority, Springfield College
	3.000%, 10/15/2011	772,624
11,470,000	State Port Authority Revenue - Series B
	(CS: AGM)
	5.500%, 07/01/2010	11,653,405
20,600,000	State Water Resources Authority - Series C
	(CS: GO Agency; SPA: Bayerische Landesbank)
	0.350%, 02/03/2010 (a)(b)	20,600,000
		61,573,943
Michigan - 6.8%
6,000,000	Detroit Revenue - Anticipation Notes
	5.000%, 03/01/2010	6,013,740
50,000,000	State Housing Development Authority Rental Revenue - Series A
	(CS: AGM; SPA: DEPFA Bank PLC)
	1.150%, 02/03/2010 (a)(b)	50,000,000
1,250,000	State Public Educational Facilities Authority Revenue Limited Obligation, Academy Woods
	(LOC: Fifth Third Bank)
	0.510%, 02/03/2010 (a)(b)	1,250,000
31,500,000	State Strategic Fund Limited Obligations Revenue, Air Products & Chemicals Inc.
	0.250%, 02/01/2010 (a)(b)	31,500,000
1,995,000	State Strategic Fund Limited Obligations Revenue, Business Acquisition
	(LOC: Fifth Third Bank)
	0.510%, 02/03/2010 (a)(b)	1,995,000
300,000	State Strategic Fund Limited Obligations Revenue, Creative Foam Corp.
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/03/2010 (a)(b)	300,000
300,000	State Strategic Fund Limited Obligations Revenue, CTD Real Estate Co. LLC
	(LOC: JPMorgan Chase Bank)
	2.400%, 02/03/2010 (a)(b)	300,000
3,000,000	State Strategic Fund Limited Obligations Revenue, Detroit Education Court
	3.050%, 12/03/2012 (c)	3,050,580
1,400,000	State Strategic Fund Limited Obligations Revenue, Envelope Printery, Inc.
	(LOC: Fifth Third Bank)
	0.620%, 02/03/2010 (a)(b)	1,400,000

800,000	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc.
	(LOC: JPMorgan Chase Bank)
	2.400%, 02/03/2010 (a)(b)	800,000
3,520,000	State Strategic Fund Limited Obligations Revenue, Quantum, Inc.
	(LOC: Keybank N.A.)
	3.950%, 02/04/2010 (a)(b)	3,520,000
8,230,000	State Strategic Fund Limited Obligations Revenue, Sacred Heart Rehabilitation Center
	(LOC: Fifth Third Bank)
	0.510%, 02/05/2010 (a)(b)	8,230,000
2,100,000	State Strategic Fund Limited Obligations Revenue, Taylor Building Products, Inc.
	(LOC: PNC Bank N.A.)
	3.125%, 09/15/2010 (c)	2,106,783
300,000	State Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc.
	(LOC: JPMorgan Chase Bank)
	2.600%, 02/03/2010 (a)(b)	300,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc.
1,500,000	1.000%, 08/02/2010 (c)	1,500,000
1,310,000	4.625%, 12/01/2012	1,373,063
		113,639,166
Minnesota - 0.2%
3,315,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
	(LOC: Associated Bank N.A.)
	4.000%, 02/02/2010 (a)(b)	3,315,000

Mississippi - 0.9%
7,500,000	State Business Finance Corp, Coast Electric Power Association - Series A
	(SPA: National Rural Utility Co. Finance)
	1.875%, 05/03/2010 (c)	7,500,000
6,175,000	State Home Corp. Multifamily Housing Authority Revenue, Chapel Ridge Apartments
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	6,175,000
750,000	State Hospital Equipment & Facilities Authority Revenue, Baptist Health System, Inc.
	5.000%, 08/15/2011	772,305
250,000	State Hospital Equipment & Facilities Authority Revenue, Forrest County General Hospital
	5.250%, 01/01/2011	256,355
		14,703,660
Missouri - 2.7%
2,600,000	Springfield Industrial Development Authority, Edco Group, Inc.
	(LOC: M&I Bank)
	2.490%, 02/04/2010 (a)(b)	2,600,000
1,565,000	St. Louis Airport Revenue - Series A
	(CS: MBIA)
	5.500%, 07/01/2010	1,590,916
15,095,000	St. Louis Airport Revenue - Series DCL-017
	(CS: AGM; LOC: DEXIA Credit Local)
	0.350%, 02/04/2010 (a)(b)	15,095,000
3,125,000	St. Louis County Industrial Development Authority, Metals Products
	(LOC: M&I Bank)
	2.410%, 02/04/2010 (a)(b)	3,125,000
3,750,000	State Development Finance Board, Kopytek Printing
	(LOC: M&I Bank)
	2.530%, 02/04/2010 (a)(b)	3,750,000
17,950,000	State Health & Educational Facilities Authority, SSM Health Care - Series B
	0.550%, 02/04/2010 (c)	17,950,000
		44,110,916
Multistate - 2.2%
2,800,000	Northeast Tax Exempt Bond Seven Day Demand Adjusted Rate Certificate
	(LOC: PNC Bank N.A.)	2,800,000
	1.100%, 02/04/2010 (a)(b)
25,200,000	Puttable Floating option Tax-Exempt Receipts
	(LIQ: Merrill Lynch Capital Services)	25,200,000
	1.150%, 02/05/2010 (a)(b)
5,385,000	Reset Optional Certificates Trust II
	(LIQ: Citigroup Financial Products)
	0.450%, 02/04/2010 (a)(b)	5,385,000
4,700,000	Theop LLC
	0.462%, 01/01/2039 (d)(f)(h)	2,937,500
		36,322,500
Nevada - 0.1%
1,500,000	Clark County Passenger Facilities Revenue, Las Vegas McCarran Airport
	(CS: MBIA)
	5.250%, 07/01/2010	1,528,335

New Hampshire - 1.7%
5,000,000	State Business Financing Authority Revenue, Pennichuck Water Works
	(CS: AMBAC)
	3.625%, 07/01/2010 (c)	5,010,000
	State Business Financing Authority, United Illuminating Co.
1,000,000	7.125%, 02/01/2012 (c)	1,069,650
5,000,000	6.875%, 02/01/2012 (c)	5,351,300
16,100,000	State Health & Education Facilities Authority Revenue, University System - Series B-1
	(SPA: JPMorgan Chase Bank)
	0.230%, 02/01/2010 (a)(b)	16,100,000
		27,530,950
New Jersey - 2.0%
4,625,000	Gloucester County Improvement Authority, Waste Management, Inc. - Series A
	2.625%, 12/03/2012 (c)	4,692,664
1,000,000	Gloucester County Improvement Authority, Waste Management, Inc. - Series B
	3.375%, 12/03/2012 (c)	1,006,560
230,000	Health Care Facilities Finance Authority Revenue, Trinitas Hospital - Series B
	6.500%, 07/01/2012	223,946
1,500,000	Manchester Utilities Authority Revenue, Temporary Funding Notes
	3.500%, 02/04/2011	1,507,395
9,000,000	Newark Bond Anticipation Notes General Improvement - Series A
	1.250%, 06/17/2010	9,017,280
5,000,000	Newark School Promissory Notes - Series D
	1.250%, 06/17/2010	5,012,050
796,000	Newark Special Emergency Notes - Series C
	3.250%, 01/19/2011	801,620
582,800	Newark Tax Appeal Notes - Series H
	3.250%, 12/16/2010	586,291
	State Housing & Mortgage Finance Agency Revenue, Single Family Housing - Series EE
915,000	2.000%, 10/01/2010	915,888
720,000	2.750%, 04/01/2011	720,640
870,000	Tobacco Settlement Financing Corporation
	5.750%, 06/01/2032	943,324
2,882,500	Trenton Bond Anticipation Notes, General Improvement
	3.500%, 12/10/2010	2,905,445
	Trenton Bond Anticipation Notes, Water Utility
1,710,379	3.000%, 07/15/2010	1,715,784
2,451,605	3.500%, 07/15/2010	2,462,073
		32,510,960
New Mexico - 0.4%
5,000,000	Hospital Equipment Loan Council, Dialysis Clinic, Inc.
	(LOC: SunTrust Bank)
	0.270%, 02/04/2010 (a)(b)	5,000,000
1,215,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	1,215,000
		6,215,000
New York - 4.0%
13,025,000	City of New York - Subseries A-4
	(CS: AGM)
	0.830%, 02/04/2010 (d)	13,025,000
3,235,000	Monroe County Industrial Development Agency Revenue - Series A
	(LOC: M&T Bank)
	0.610%, 02/04/2010 (a)(b)	3,235,000
2,715,000	Monroe County Industrial Development Agency Revenue, Hillside Children's Center
	(LOC: Keybank N.A.)
	0.490%, 02/03/2010 (a)(b)	2,715,000
16,000,000	New York City Housing Development Corp. - Series H 2-A
	(LIQ: DEXIA Credit Local)
	0.230%, 02/01/2010 (a)(b)	16,000,000
9,050,000	New York General Obligations - Series J
	(CS: AGM)
	0.770%, 02/05/2010 (a)(b)(d)	9,050,000
5,005,000	Otsego County Industrial Development Agency Revenue, Templeton Foundation - Series A
	(LOC: Keybank N.A.)
	0.490%, 02/04/2010 (a)(b)	5,005,000

1,000,000	State Dormitory Authority Revenue - Series A
	5.000%, 07/01/2010	1,007,660
1,345,000	State Dormitory Authority Revenue, Manhattan Marymount
	3.000%, 07/01/2011	1,363,238
3,000,000	State Energy Research & Development Authority, Orange/Rockland Utilities - Series A
	(CS: AMBAC; LOC: Wells Fargo)
	0.230%, 02/03/2010 (a)(b)	3,000,000
12,000,000	Town of East Hampton - Anticipation Notes - Series D
	1.500%, 06/30/2010	12,024,600
500,000	Westchester Tobacco Asset Securitization Corporation
	5.000%, 06/01/2026	465,095
		66,890,593
North Carolina - 2.5%
17,165,000	Charlotte Airport Revenue, Series A
	(CS: MBIA; SPA: JP Morgan Chase Bank)
	6.000%, 02/03/2010 (a)(b)	17,165,000
2,770,000	Charlotte Airport Revenue, Series B
	1.250%, 07/01/2010	2,771,690
4,140,000	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Diebold, Inc.
	(LOC: Bank of America N.A.)
	0.300%, 02/04/2010 (a)(b)	4,140,000
18,000,000	Mecklenburg County Certificates - Series A
	(SPA: SunTrust Bank)
	0.350%, 02/04/2010 (a)(b)	18,000,000
		42,076,690
Ohio - 3.0%
1,260,000	Clermont County Industrial Development Revenue, Iannelli Enterprises
	(LOC: Fifth Third Bank)
	0.620%, 02/05/2010 (a)(b)	1,260,000
3,200,000	Geauga County Revenue, South Franklin Circle - Series B
	(LOC: Keybank N.A.)
	0.220%, 02/01/2010 (a)(b)	3,200,000
1,465,000	Hamilton County Economic, LaSalle High School
	(LOC: Fifth Third Bank)
	0.510%, 02/05/2010 (a)(b)	1,465,000
6,780,000	Henry County Facilities Improvement Revenue
	(LOC: Keybank N.A.)
	0.490%, 02/04/2010 (a)(b)	6,780,000
2,390,000	Mark Milford Hicksville Joint Township Hospital District, Community Memorial Hospital
	(LOC: Fifth Third Bank)
	0.510%, 02/04/2010 (a)(b)	2,390,000
1,680,000	Marysville Tax Increment Revenue - Series A
	(LOC: Fifth Third Bank)
	3.000%, 09/01/2010	1,686,182
1,000,000	Marysville Tax Increment Revenue, Gate Department - Series B
	(LOC: Fifth Third Bank)
	3.500%, 09/01/2010	1,006,540
2,680,000	Sharonville Industrial Development Revenue, Duke Realty LP
	(LOC: Fifth Third Bank)
	0.620%, 02/04/2010 (a)(b)	2,680,000
3,160,000	Stark County Industrial Development Revenue, Products, Inc.
	(LOC: Keybank N.A.)
	0.640%, 02/03/2010 (a)(b)	3,160,000
2,485,000	State Air Quality Development Authority, First Energy
	3.000%, 04/02/2012 (c)	2,502,594
5,000,000	State Air Quality Development Authority, Ohio Power
	7.125%, 06/01/2010 (c)	5,092,300
2,305,000	State Water Development Authority, First Energy
	3.000%, 04/02/2012 (c)	2,321,319
4,055,000	Summit County Port Authority Revenue, Edgewood Apartments
	4.250%, 05/01/2010	4,063,191
10,025,000	Summit County Port Authority Revenue, Lawrence School
	(LOC: Fifth Third Bank)
	0.400%, 02/04/2010 (a)(b)	10,025,000
2,250,000	Warrensville Heights Anticipation Notes
	3.000%, 02/03/2011	2,272,298
		49,904,424

Oklahoma - 0.0%
400,000	Cherokee Nation of Oklahoma National Healthcare System - Series 2006
	(CS: ACA)
	4.100%, 12/01/2011 (g)	410,124

Oregon - 0.3%
400,000	Gilliam County Solid Waste Disposal Revenue, Waste Management, Inc. - Series A
	6.000%, 05/03/2010 (c)	403,452
5,075,000	Multnomah County Higher Education Revenue, Concordia University of Portland
	(LOC: Keybank N.A.)
	0.450%, 02/01/2010 (a)(b)	5,075,000
		5,478,452
Pennsylvania - 4.5%
1,200,000	Lancaster County Solid Waste Management Authority - Series A
	2.000%, 12/15/2010	1,203,588
1,000,000	Philadelphia Municipal Lease Authority Revenue - Series B
	(CS: AGM)
	5.250%, 11/15/2010	1,028,350
60,000,000	Philadelphia Tax & Revenue Anticipation Notes - Series B
	2.500%, 06/30/2010	60,482,400
1,000,000	State Economic Development Financing Authority Revenue, Albert Einstein Healthcare - Series A
	5.000%, 10/15/2010	1,018,610
1,000,000	State Economic Development Financing Authority Revenue, Exelon Generation
	5.000%, 06/01/2012 (c)	1,054,070
	State Economic Development Financing Authority Revenue, Waste Management, Inc.
5,612,600	3.600%, 03/01/2010 (c)	5,610,673
2,000,000	2.625%, 12/03/2012 (c)	2,029,260
2,750,000	State Economic Development Financing Authority Revenue, Waste Management, Inc. - Series A
	2.250%, 05/03/2010 (c)	2,750,660
		75,177,611
Puerto Rico - 2.5%
1,150,000	Electric Power Authority - Series Aa
	(CS: MBIA)
	6.250%, 07/01/2010	1,173,046
1,590,000	Municipal Finance Agency - Series A
	(CS: AGM)
	5.250%, 07/01/2010	1,592,051
16,500,000	Public Finance Corp., Commonwealth - Series A
	(LOC: Government Develop Bank for Puerto Rico)
	5.750%, 02/01/2012 (c)	16,987,575
20,000,000	Sales Tax Financing Corp. - Subseries A
	5.000%, 08/01/2011 (c)	21,030,600
		40,783,272
South Carolina - 0.9%
6,550,000	State Jobs - Economic Development Authority Revenue, Congo Medical Products
	(LOC: Bayerische Hypo-Und Veriensbank)
	1.430%, 02/03/2010 (a)(b)	6,550,000
1,000,000	State Jobs - Economic Development Authority Revenue, Palmetto Health
	3.000%, 08/01/2010	1,000,530
7,500,000	York County Pollution Control Revenue - Series B-1
	(SPA: National Rural Utilities Finance)
	2.250%, 03/01/2010 (c)	7,500,000
		15,050,530
South Dakota - 0.1%
1,425,000	Education Loans, Inc., Student Tax Exempt Senior Asset-Backed
	(CS: Guaranteed Student Loans)
	4.950%, 06/01/2010	1,442,186

Tennessee - 5.0%
12,000,000	Blount County Public Building Authority, Local Government Public Improvement - Series D-3-A
	(CS: Municipal Government Guaranteed; SPA: DEPFA Bank PLC)
	0.380%, 02/01/2010 (a)(b)	12,000,000
	Chattanooga-Hamilton County Hospital Authority, Erlaner Health
	(CS: AGM)
1,800,000	2.000%, 10/01/2010	1,817,442
4,415,000	2.000%, 10/01/2010	4,457,781

2,000,000	Franklin County Industrial Development Board, Hi-Tech
	(LOC: Regions Bank)
	0.900%, 02/03/2010 (a)(b)	2,000,000
8,500,000	Franklin Public Building Authority - Series A-1
	(SPA: DEPFA Bank PLC)
	0.380%, 02/01//2010 (a)(b)	8,500,000
4,755,000	Knox County Health Educational & Housing Facilities Board, Cookeville Regional Medical Center
	(LOC: Regions Bank)
	1.000%, 02/03/2010 (a)(b)	4,755,000
2,250,000	Lewisburg Industrial Development Board, Waste Management Inc.
	2.500%, 07/01/2012	2,232,270
2,435,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Meharry Medical College
	(LOC: Fifth Third Bank)
	0.390%, 02/05/2010 (a)(b)	2,435,000
3,450,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood
	(LOC: Regions Bank)
	0.900%, 02/05/2010 (a)(b)	3,450,000
4,005,000	Metropolitan Government Nashville & Davidson County Industrial Development Board, Nashville Public Radio
	(LOC: Fifth Third Bank)
	4.100%, 02/05/2010 (a)(b)	4,005,000
31,200,000	Sevier County Public Building Authority
	(SPA: DEPFA Bank PLC)
	0.380%, 02/01/2010 (a)(b)	31,200,000
6,355,000	Shelby County Health Educational & Housing Facilities Board, Eden Pointe Apartments
	(LOC: Regions Bank)
	0.800%, 02/04/2010 (a)(b)	6,355,000
		83,207,493
Texas - 4.4%
6,000,000	Gulf Coast Industrial Development Authority Revenue, Cinergy Solutions
	2.150%, 02/03/2010 (a)(b)	6,000,000
14,000,000	Harris County Cultural Education Facilities Finance Corporation, YMCA Greater Houston - Series E
	(LOC: Regions Bank)
	0.400%, 02/01/2010 (a)(b)	14,000,000
15,650,000	Harris County Health Facilities Development Corp., Ars-Christus Health - Series A-3
	(CS: AGM)
	1.080%, 02/04/2010 (a)(b)(d)	15,650,000
3,775,000	Harris County Health Facilities Development Corp., Ars-Christus Health - Series A-5
	(CS: AGM)
	1.020%, 02/04/2010 (a)(b)(d)	3,775,000
3,500,000	Hays Memorial Health Facilities Development Corp., Central Medical Center
	(LOC: SunTrust Bank N.A.)
	1.250%, 02/04/2010 (a)(b)	3,500,000
2,000,000	Houston Airport Systems Revenue, People Mover - Series A
	(CS: AGM)
	5.375%, 07/15/2010	2,000,300
1,000,000	Houston Airport Systems Revenue, Subordinated Lien - Series A
	(CS: AGM)
	5.875%, 07/01/2010	1,018,300
500,000	Lufkin Health Facilities Development Corp., Memorial Health System of East Texas
	3.500%, 02/15/2011	501,915
1,000,000	Matagorda County Navigation District No. 1, AEP Texas Central Company
	5.125%, 06/01/2011 (c)	1,038,840
3,000,000	Mission Economic Development Corp., Waste Management, Inc.
	2.000%, 06/01/2010 (c)	2,995,530
2,000,000	Municipal Gas Acquisition & Supply Corp. Revenue - Series A
	5.000%, 12/15/2010	2,050,900
2,500,000	North Texas Tollway Authority Revenue - Series H
	5.000%, 01/01/2011 (c)	2,587,200
4,970,000	North Texas Tollway Authority Revenue, First Tier - Series L-1
	5.500%, 01/01/2011 (c)	5,163,035
5,380,000	San Antonio Airport System Revenue - Series 2003
	(CS: AGM)
	6.000%, 07/01/2010	5,498,145
5,000,000	State Transportation Commission, First Tier
	5.000%, 02/15/2011 (c)	5,103,000
2,850,000	Waxahachie Industrial Development Authority Revenue
	(LOC: SunTrust Bank)
	0.400%, 02/03/2010 (a)(b)	2,850,000
		73,732,165

Utah - 0.1%
1,120,000	Logan City Revenue, Integrated Systems, Inc.
	(LOC: Keybank N.A.)
	0.380%, 02/04/2010 (a)(b)	1,120,000

Vermont - 1.2%
1,465,000	Housing Finance Agency, Single Family Housing Revenue - Series 21A
	(CS: AGM; SPA: DEXIA Credit Local)
	0.270%, 02/03/2010 (a)(b)	1,465,000
2,630,000	State Economic Development Authority, Hazelett Strip-Casting
	(LOC: Keybank N.A.)
	0.640%, 02/04/2010 (a)(b)	2,630,000
16,500,000	State Housing Finance Agency, Multiple Purpose - Series C
	(CS: AGM; SPA: DEXIA Credit Local)
	0.410%, 02/03/2010 (a)(b)	16,500,000
		20,595,000
Virgin Islands - 0.0%
500,000	Public Finance Authority Revenue - Series B
	5.000%, 10/01/2010	510,120

Virginia - 0.2%
3,500,000	Alexandria Industrial Development Authority, American Association for the Study of Liver Diseases
	(LOC: SunTrust Bank)
	0.400%, 02/03/2010 (a)(b)	3,500,000

Washington - 0.8%
700,000	King County Housing Authority, YWCA Family Village - Issaquah
	(CS: County Guaranteed)
	2.400%, 01/01/2013	700,126
1,400,000	State Economic Development Finance Authority Revenue, Belina Interiors, Inc. - Series E
	(LOC: Keybank N.A.)
	3.750%, 02/04/2010 (a)(b)	1,400,000
1,110,000	State Economic Development Finance Authority Revenue, Belina Interiors, Inc. - Series F
	(LOC: Keybank N.A.)
	3.750%, 02/04/2010 (a)(b)	1,110,000
9,710,000	State Housing Finance Commission, Mirabella - Series A
	(LOC: HSH Nordbank AG)
	0.300%, 02/01/2010 (a)(b)	9,710,000
		12,920,126
West Virginia - 0.2%
3,000,000	Economic Development Authority Revenue, Appalachian Power Co.
	7.125%, 06/01/2010 (c)	3,035,910

Wisconsin - 4.0%
1,515,000	Ashwaubenon Industrial Development Revenue, Calson Group/Ver Halen
	(LOC: M&I Bank)
	2.590%, 02/04/2010 (a)(b)	1,515,000
2,000,000	Baraboo Industrial Development Revenue, Teel Plastics, Inc.
	(LOC: M&I Bank)
	2.590%, 02/04/2010 (a)(b)	2,000,000
6,000,000	Ladysmith Solid Waste Disposal Revenue, Cityforest Corp.
	(LOC: Associated Bank N.A.)
	2.430%, 02/03/2010 (a)(b)	6,000,000
250,000	Milwaukee County Airport Revenue - Series B
	2.250%, 12/01/2010	250,445
1,200,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties
	(LOC: Bank of New York)
	1.950%, 02/04/2010 (a)(b)	1,200,000
15,000,000	State Health & Educational Facilities Authority, Bay Area Medical Center, Inc.
	(LOC: M&I Bank)
	2.750%, 02/01/2010 (a)(b)	15,000,000

	10,500,000	State Health & Educational Facilities Authority, Mercy Alliance, Inc.
		(LOC: M&I Bank)
		1.550%, 02/04/2010 (a)(b)	10,500,000
	10,060,000	State Health & Educational Facilities Authority, Oakwood Village
		(LOC: M&I Bank)
		1.550%, 02/04/2010 (a)(b)	10,060,000
	19,775,000	State Health & Educational Facilities Authority, Reedsburg Area Medical Center, Inc.
		(LOC: Fifth Third Bank)
		0.390%, 02/01/2010 (a)(b)	19,775,000
			66,300,445
	Wyoming - 0.2%
	2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co. - Series A
		6.500%, 02/03/2010 (a)(b)	2,855,000
		Total Municipal Bonds (Cost $1,678,682,332)	1,680,596,211

	Shares
	Money Market Funds - 0.0%
	50,115	SEI Tax Exempt Trust - Institutional Tax Free Portfolio - Class A, 0.050%	50,115
		Total Money Market Funds (Cost $50,115)	50,115
		Total Investments (Cost $1,678,732,447) - 101.1%	1,680,646,326
		Liabilities in Excess of Other Assets - (1.1)%	(18,114,120)
		TOTAL NET ASSETS - 100.0%	$1,662,532,206

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of January 31, 2010. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Put Bond
(d)	Auction Rate Note
(e)	Commercial Paper
(f)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities
	comprised 0.2% of the Fund's net assets.
(g)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
	Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.0% of the Fund's net assets.
(h)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the
	Board of Trustees. Illiquid securities restricted under Rule 144A comprised 0.2% of the Fund's net assets.
(i) Illiquid

CS -- Credit Support
LIQ -- Liquidity Facility
LOC -- Letter of Credit
SPA -- Standby Purchase Agreement

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Municipal Money Market Fund

Principal	Security
Amount	Description	Value
Municipal Bonds - 101.3%
Alaska - 0.1%
$565,000	Industrial Development & Export Authority - Lot 12
	(LOC: Bank of America N.A.)
	0.720%, 02/03/2010 (a)(b)	$565,000

Arizona - 0.4%
2,074,000	Phoenix Industrial Development Authority, Salvo Properties LLC
	(LOC: U.S. Bank N.A.)
	0.500%, 02/04/2010 (a)(b)	2,074,000

Arkansas - 0.5%
2,830,000	Lowell Industrial Development Authority, Democrat-Gazette
	(LOC: JPMorgan Chase Bank)
	0.500%, 02/03/2010 (a)(b)	2,830,000

California - 2.8%
1,300,000	San Francisco City & County Redevelopment Agency, South Harbor
	(LOC: Dexia Credit)
	0.540%, 02/04/2010 (a)(b)	1,300,000
14,940,000	State of California - Series DCL-049
	(CS: AGM; LIQ, LOC: Dexia Credit Local)
	0.450%, 02/04/2010 (a)(b)	14,940,000
		16,240,000
Colorado - 1.2%
100,000	Educational & Cultural Facilities Authority, National Jewish Federal Bond
	(LOC: Bank of America N.A)
	0.230%, 02/01/2010 (a)(b)	100,000
2,240,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton, Inc.
	(LOC: Compass Bank)
	0.800%, 02/04/2010 (a)(b)	2,240,000
1,250,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
	(LOC: JPMorgan Chase Bank)
	0.550%, 02/04/2010 (a)(b)	1,250,000
1,737,000	Jefferson County Industrial Development Revenue, Epi-Center LLC
	(LOC: JPMorgan Chase Bank)
	0.550%, 02/04/2010 (a)(b)	1,737,000
2,000,000	Pitkin County Industrial Development Revenue, Aspen Skiing Co. - Series B
	(LOC: JPMorgan Chase Bank)
	0.270%, 02/01/2010 (a)(b)	2,000,000
		7,327,000
Florida - 11.5%
20,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
	4.500%, 06/01/2010	20,056,523
10,000,000	Gainesville Utilities System Revenue - Series C
	(SPA: SunTrust Bank)
	0.240%, 02/01/2010 (a)(b)	10,000,000
7,995,000	Hillsborough County Aviation Authority, Putters - Series 3021
	(CS: Assured Guaranty; LIQ: JPMorgan Chase Bank)
	0.350%, 02/04/2010 (a)(b)	7,995,000
3,200,000	Industrial Development Revenue, Enterprise - Series A-1
	(LOC: Wells Fargo)
	0.430%, 02/03/2010 (a)(b)	3,200,000
3,705,000	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp.
	(LOC: Bank of America N.A.)
	0.430%, 02/04/2010 (a)(b)	3,705,000

1,850,000	Marion County Industrial Development Authority, Universal Forest Products
	(LOC: JPMorgan Chase Bank)
	0.430%, 02/04/2010 (a)(b)	1,850,000
2,800,000	Miami-Dade County Industrial Development Authority, Atlas Packaging, Inc.
	(LOC: Bank of New York)
	1.650%, 02/03/2010 (a)(b)	2,800,000
16,700,000	Orange County Health Facilities Authority, Adventist Long Term Care
	(LOC: SunTrust Bank)
	0.330%, 02/04/2010 (a)(b)	16,700,000
1,790,000	Polk County Industrial Development Authority, Elite Building Products, Inc.
	(LOC: Wells Fargo)
	0.430%, 02/04/2010 (a)(b)	1,790,000
		68,096,523
Georgia - 3.0%
2,450,000	Atlanta Urban Residential Finance Authority Revenue, New Community East Lake
	(LOC: Bank of America N.A.)
	0.300%, 02/04/2010 (a)(b)	2,450,000
8,980,000	Atlanta Urban Residential Finance Authority Revenue, Peaks at West Atlanta
	(LOC: SunTrust Bank)
	1.300%, 02/03/2010 (a)(b)	8,980,000
4,000,000	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc.
	(LOC: Wells Fargo)
	0.530%, 02/03/2010 (a)(b)	4,000,000
1,570,000	Liberty County Industrial Authority, Hy-Sil Manufacturing Co., Inc. - Series A
	(LOC: SunTrust Bank)
	0.600%, 02/03/2010 (a)(b)	1,570,000
900,000	Valdosta-Lowndes County Industrial Development Authority, South Georgia Pecan Co.
	(LOC: SunTrust Bank)
	0.700%, 02/05/2010 (a)(b)	900,000
		17,900,000
Illinois - 7.5%
6,660,000	Aurora Economic Development Revenue, Aurora Christian Schools, Inc.
	(LOC: Fifth Third Bank)
	0.400%, 02/04/2010 (a)(b)	6,660,000
2,600,000	Aurora Economic Development Revenue, Christian Schools, Inc. - Series B
	(LOC: Fifth Third Bank)
	0.400%, 02/04/2010 (a)(b)	2,600,000
210,000	Carol Stream Industrial Development Revenue, MI Enterprises
	(LOC: JPMorgan Chase Bank)
	0.700%, 02/04/2010 (a)(b)	210,000
100,000	Chicago Board of Education Revenue - Series D
	(CS: AGM; SPA: Dexia Credit Local)
	0.250%, 02/04/2010 (a)(b)	100,000
1,495,000	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/04/2010 (a)(b)	1,495,000
3,650,000	Finance Authority Industrial Development Revenue, Amtex Steel, Inc.
	(LOC: Bank of America N.A.)
	0.300%, 02/04/2010 (a)(b)	3,650,000
555,000	Finance Authority Industrial Development Revenue, Church Road Partnership
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	555,000
1,375,000	Finance Authority Industrial Development Revenue 2500, DevelGroup LLC - Series A
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/04/2010 (a)(b)	1,375,000
2,125,000	Finance Authority Industrial Development Revenue, E Kinast Distributors, Inc. - Series A
	(LOC: JPMorgan Chase Bank)
	0.860%, 02/04/2010 (a)(b)	2,125,000
440,000	Finance Authority Industrial Development Revenue, Fine Points LLC
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	440,000
4,300,000	Finance Authority Industrial Development Revenue, Flying Food Fare, Inc.
	(LOC: Harris Bank)
	0.480%, 02/04/2010 (a)(b)	4,300,000

1,040,000	Finance Authority Industrial Development Revenue, Haskris Co.
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	1,040,000
3,000,000	Finance Authority Industrial Development Revenue, John Hofmeister & Son, Inc.
	(LOC: Harris Bank N.A.)
	0.480%, 02/04/2010 (a)(b)	3,000,000
2,800,000	Finance Authority Industrial Development Revenue, MacLean-Fogg Co.
	(LOC: Bank of America N.A.)
	0.410%, 02/04/2010 (a)(b)	2,800,000
990,000	Finance Authority Industrial Development Revenue, Merug LLC - Series B
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/04/2010 (a)(b)	990,000
1,250,000	Finance Authority Industrial Development Revenue, Metform Corporation
	(LOC: Bank of America N.A.)
	0.450%, 02/04/2010 (a)(b)	1,250,000
2,900,000	Finance Authority Industrial Development Revenue, Search, Inc.
	(LOC: JPMorgan Chase Bank)
	0.250%, 02/04/2010 (a)(b)	2,900,000
4,000,000	Phoenix Realty Special Account -U LP Multifamily Housing Revenue, Brightons Mark
	(LOC: Northern Trust Company)
	0.350%, 02/04/2010 (a)(b)	4,000,000
1,800,000	Richton Park Industrial Development Revenue, Avatar Corporation
	(LOC: PNC Bank N.A.)
	0.340%, 02/03/2010 (a)(b)	1,800,000
2,940,000	Woodridge Du Page Will & Cook Variable Revenue, Home Run Inn Frozen Foods
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	2,940,000
		44,230,000
Indiana - 5.2%
1,700,000	Finance Authority Industrial Revenue, IB&B LLC - Series A
	(LOC: Harris Bank N.A.)
	0.420%, 02/04/2010 (a)(b)	1,700,000
3,385,000	Hobart Economic Development Revenue, Albanese Confectionery - Series A
	(LOC: Harris Bank N.A.)
	0.480%, 02/04/2010 (a)(b)	3,385,000
14,900,000	Indianapolis Local Public Improvement Revenue, Indianapolis Airport - Series C-6
	(CS: AGM; SPA: Dexia Credit Local)
	0.230%, 02/01/2010 (a)(b)	14,900,000
1,000,000	Jeffersonville Economic Development Revenue, Eagle Steel Products, Inc.
	(LOC: Fifth Third Bank)
	0.510%, 02/04/2010 (a)(b)	1,000,000
9,540,000	Valparaiso Economic Development Revenue, Task Force Tips, Inc.
	(LOC: Harris Bank N.A.)
	0.420%, 02/04/2010 (a)(b)	9,540,000
		30,525,000
Iowa - 2.8%
4,370,000	Lakes Trust Various State - Series 2007-1
	(LOC: Bank of America N.A.)
	0.400%, 02/04/2010 (a)(b)	4,370,000
4,580,000	Lakes Trust Various State - Series 2007-2
	(LOC: Bank of America N.A.)
	0.400%, 02/04/2010 (a)(b)	4,580,000
7,590,000	Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile Co.
	(LOC: U.S. Bank N.A.)
	0.340%, 02/04/2010 (a)(b)	7,590,000
		16,540,000
Kansas - 0.2%
1,110,000	State Development Finance Authority Multifamily Housing, Four Seasons Apartments
	(LOC: U.S. Bank N.A.)
	0.510%, 02/04/2010 (a)(b)	1,110,000

Kentucky - 4.9%
300,000	Bardstown Industrial Development Revenue, JAV Investment LLC
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	300,000
28,175,000	Danville Commercial Paper
	(LOC: Fifth Third Bank)
	0.600, 02/09/2010 (c)	28,175,000
510,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	510,000
		28,985,000
Louisiana - 0.2%
1,040,000	Local Government Environmental Facilities & Communities Development Authority, Hollybrook Cottonseed Processing, LLC
	(LOC: Wells Fargo)
	0.500%, 02/04/2010 (a)(b)	1,040,000

Massachusetts - 0.5%
3,000,000	State Development Finance Agency, Bridgewell, Inc. - Series A
	(LOC: Keybank N.A.)
	0.340%, 02/04/2010 (a)(b)	3,000,000

Michigan - 7.0%
2,680,000	Kalamazoo Economic Development Revenue, Friendship Village - Series B
	(LOC: Fifth Third Bank)
	0.400%, 02/03/2010 (a)(b)	2,680,000
6,900,000	Municipal Bond Authority Revenue - Series A
	1.500%, 08/23/2010	6,936,087
3,630,000	Public Educational Facilities Authority Revenue, Michigan Technical
	(LOC: Fifth Third Bank)
	0.390%, 02/04/2010 (a)(b)	3,630,000
8,000,000	State Hospital Finance Authority, Southwestern Rehabilitation
	(LOC: Fifth Third Bank)
	0.390%, 02/04/2010 (a)(b)	8,000,000
400,000	Sterling Heights Economic Development Corp. Limited Obligations Revenue, Kunath Enterprises LLC
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/03/2010 (a)(b)	400,000
1,450,000	Strategic Fund Limited Obligation Revenue, Dawnbreakers, LLC
	(LOC: Fifth Third Bank)
	0.620%, 02/04/2010 (a)(b)	1,450,000
7,600,000	Strategic Fund Limited Obligation Revenue, Glastender, Inc.
	(LOC: JPMorgan Chase Bank)
	0.650%, 02/04/2010 (a)(b)	7,600,000
2,980,000	Strategic Fund Limited Obligation Revenue, Greenpath, Inc.
	(LOC: Fifth Third Bank)
	0.510%, 02/02/2010 (a)(b)	2,980,000
1,585,000	Strategic Fund Limited Obligation Revenue, Kaja Enterprises, LLC
	(LOC: PNC Bank N.A.)
	0.340%, 02/04/2010 (a)(b)	1,585,000
1,200,000	Strategic Fund Limited Obligation Revenue, Mold Masters Co.
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	1,200,000
500,000	Strategic Fund Limited Obligation Revenue, Richwood Industries, Inc.
	(LOC: JPMorgan Chase Bank)
	0.600%, 02/03/2010 (a)(b)	500,000
1,995,000	Strategic Fund Limited Obligation Revenue, Russell Investment Co.
	(LOC: Fifth Third Bank)
	0.510%, 02/03/2010 (a)(b)	1,995,000
2,495,000	Strategic Fund Limited Obligation Revenue, Sintel, Inc.
	(LOC: Fifth Third Bank)
	0.510%, 02/04/2010 (a)(b)	2,495,000
		41,451,087

Minnesota - 2.1%
1,510,000	Blooming Prairie Industrial Development Revenue, Metal Services
	(LOC: U.S. Bank N.A.)
	0.450%, 02/02/2010 (a)(b)	1,510,000
10,793,000	Minneapolis & St. Paul Commercial Paper
	(LOC: Westdeutsche Landesbank)
	0.400%, 02/25/2010 (c)	10,793,000
		12,303,000
Missouri - 1.3%
	Springfield Industrial Development Authority Revenue, DMP Properties LLC
	(LOC: U.S. Bank N.A.)
1,825,000	0.560%, 02/04/2010 (a)(b)	1,825,000
1,360,000	0.610%, 02/04/2010 (a)(b)	1,360,000
1,685,000	St. Charles County Industrial Development Authority Revenue, Patriot Machine Inc.
	(LOC: U.S. Bank N.A.)
	0.560%, 02/04/2010 (a)(b)	1,685,000
2,000,000	St. Joseph Industrial Development Authority Revenue, Albaugh, Inc. - Series A
	(LOC: U.S. Bank N.A.)
	0.560%, 02/04/2010 (a)(b)	2,000,000
800,000	State Environmental Improvement & Energy Resources Authority Revenue, Utilicorp United, Inc.
	(LOC: Bank of America N.A.)
	2.040%, 02/03/2010 (a)(b)	800,000
		7,670,000
Montana - 0.7%
4,135,000	Great Falls Multifamily Housing Revenue, Autumn Run Apartments
	(LOC: U.S. Bank N.A.)
	0.240%, 02/04/2010 (a)(b)	4,135,000

Nevada - 0.5%
3,170,000	Housing Division, Multi-Unit Housing Revenue - Series A
	(LOC: Wells Fargo)
	0.450%, 02/04/2010 (a)(b)	3,170,000

New Hampshire - 0.3%
2,000,000	State Business Finance Authority Revenue, Mark H. Wentworth Home
	(LOC: TD Bank N.A.)
	0.180%, 02/04/2010 (a)(b)	2,000,000

New Jersey - 4.3%
7,300,000	Economic Development Authority, Bayonne/IMTT - Series B
	(LOC: SunTrust Bank)
	0.240%, 02/01/2010 (a)(b)	7,300,000
4,300,000	Health Care Facilities Finance Authority - Series A-3
	(LOC: Wells Fargo)
	0.180%, 02/04/2010 (a)(b)	4,300,000
13,935,000	Health Care Facilities Finance Authority, Somerset Medical Center
	(LOC: TD Bank N.A.)
	0.160%, 02/04/2010 (a)(b)	13,935,000
		25,535,000
New Mexico - 0.5%
1,120,000	Albuquerque Industrial Development Revenue, Karsten Co. - Series A
	(LOC: U.S. Bank N.A.)
	0.600%, 02/04/2010 (a)(b)	1,120,000
1,830,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	1,830,000
		2,950,000
New York - 5.2%
2,075,000	Albany Industrial Development Agency, Albany History Institute - Series A
	(LOC: Keybank N.A)
	0.370%, 02/04/2010 (a)(b)	2,075,000
4,000,000	Clinton County Industrial Development Agency, Champlain Valley Physicians Hospital - Series A
	(CS: Radian; LOC: Keybank N.A.)
	0.340%, 02/04/2010 (a)(b)	4,000,000
3,325,000	New York City Industrial Development Agency, Congregation Levi Bais
	(LOC: Keybank N.A.)
	0.300%, 02/04/2010 (a)(b)	3,325,000

330,000	New York City Industrial Development Agency, Peninsula Hospital Center
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	330,000
13,550,000	State Energy Research & Development Authority, Orange/Rockland Utilities - Series A
	(CS: AMBAC; LOC: Wells Fargo)
	0.230%, 02/03/2010 (a)(b)	13,550,000
7,645,000	Westchester County Industrial Development Agency, Northern Westchester Hospital
	(LOC: TD Bank)
	0.160%, 02/04/2010 (a)(b)	7,645,000
		30,925,000
North Carolina - 0.1%
700,000	Mecklenburg County Certificates - Series A
	(SPA: SunTrust Bank)
	0.350%, 02/04/2010 (a)(b)	700,000

Ohio - 1.4%
1,890,000	Clermont County Health Care Facilities, Sem Haven, Inc.
	(LOC: Fifth Third Bank)
	0.510%, 02/04/2010 (a)(b)	1,890,000
4,015,000	Cuyahoga County Civic Facilities Revenue, Fairfax Development Corp.
	(LOC: Keybank N.A.)
	0.490%, 02/04/2010 (a)(b)	4,015,000
2,105,000	Fairfield Industrial Development Revenue, Prestige Display & Packaging
	(LOC: PNC Bank N.A)
	0.560%, 02/03/2010 (a)(b)	2,105,000
		8,010,000
Oklahoma - 3.1%
1,300,000	Claremore Industrial & Redevelopment Authority, Whirlwind Steel Buildings
	(LOC: JPMorgan Chase Bank)
	1.250%, 02/04/2010 (a)(b)	1,300,000
8,800,000	Development Finance Authority Revenue, Seaboard Farms, Inc.
	(LOC: Bank of New York)
	0.350%, 02/03/2010 (a)(b)	8,800,000
3,300,000	Guymon Utilities Authority Revenue, Seaboard Farms, Inc.
	(LOC: Bank of the West)
	0.380%, 02/03/2010 (a)(b)	3,300,000
5,000,000	Pittsburg County Economic Development Authority Revenue, Simonton Building Products, Inc.
	(LOC: PNC Bank N.A.)
	0.270%, 02/04/2010 (a)(b)	5,000,000
		18,400,000
Oregon - 1.7%
1,470,000	Portland Housing Authority, Floyd Light
	(LOC: Bank of America N.A.)
	0.300%, 02/03/2010 (a)(b)	1,470,000
2,200,000	State Economic Development Revenue, McFarland Cascade - Series 175
	(LOC: U.S. Bank N.A.)
	0.500%, 02/04/2010 (a)(b)	2,200,000
6,070,000	State Economic Development Revenue, YoCream
	(LOC: Keybank N.A.)
	0.490%, 02/04/2010 (a)(b)	6,070,000
		9,740,000
Pennsylvania - 6.6%
11,880,000	Montgomery County Industrial Development Authority Revenue, Northwestern Human Services
	(LOC: TD Bank)
	0.170%, 02/03/2010 (a)(b)	11,880,000
6,200,000	State Economic Development Financing Authority Revenue, NHS-AVS, LLC
	(LOC: TD Bank)
	0.210%, 02/01/2010 (a)(b)	6,200,000
10,490,000	State Higher Educational Facilities Authority, Holy Family University
	(LOC: TD Bank)
	0.180%, 02/04/2010 (a)(b)	10,490,000

10,075,000	Washington County Industrial Development Authority Revenue, Presbyterian Senior Care
	(CS: Radian; LOC: PNC Bank N.A.)
	0.260%, 02/04/2010 (a)(b)	10,075,000
		38,645,000
Rhode Island - 0.1%
825,000	Providence Housing Authority, Cathedral Square - Series B
	(LOC: Bank of America N.A.)
	0.900%, 02/01/2010 (a)(b)	825,000

South Carolina - 1.1%
4,380,000	State Jobs-Economic Development Authority, Franco Manufacturing Co., Inc.
	(LOC: Bank of America N.A.)
	0.300%, 02/03/2010 (a)(b)	4,380,000
2,100,000	State Jobs - Economic Development Authority Revenue, Supreme Machined Products Co.
	(LOC: Bank of America N.A.)
	0.300%, 02/04/2010 (a)(b)	2,100,000
		6,480,000
Tennessee - 2.1%
1,640,000	Henderson Industrial Development Board Revenue, Premier Manufacturing Corporation.
	(LOC: PNC Bank N.A.)
	0.340%, 02/04/2010 (a)(b)	1,640,000
1,200,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co.
	(LOC: PNC Bank N.A.)
	0.600%, 02/03/2010 (a)(b)	1,200,000
2,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Revenue, Weatherly - Series A
	(LOC: U.S. Bank N.A.)
	0.240%, 02/04/2010 (a)(b)	2,500,000
5,155,000	Metropolitan Nashville Airport Authority Revenue, AERO Nashville LLC - Series A
	(LOC: JPMorgan Chase Bank)
	0.250%, 02/04/2010 (a)(b)	5,155,000
1,700,000	Wilson County Industrial Development Board, Rock Tennessee Converting Co.
	(LOC: Suntrust Bank)
	0.600%, 02/03/2010 (a)(b)	1,700,000
		12,195,000
Texas - 11.4%
9,730,000	Austin Hotel Occupancy Tax Revenue, Sub Lien - Series A
	(LOC: Dexia Credit Local)
	0.220%, 02/04/2010 (a)(b)	9,730,000
2,600,000	Dallam County Industrial Development Corporation Revenue, Rick & Janice Van Ryan
	(LOC: Wells Fargo)
	0.500%, 02/04/2010 (a)(b)	2,600,000
2,100,000	Dallam County Industrial Development Corporation Revenue, Cons Dairy Management LLC
	(LOC: Wells Fargo)
	0.500%, 02/04/2010 (a)(b)	2,100,000
3,250,000	Fort Bend County Industrial Development Corporation Revenue, Aaron Rents, Inc.
	(LOC: Wells Fargo)
	0.430%, 02/04/2010 (a)(b)	3,250,000
3,200,000	Mansfield Industrial Development Corporation, Pier-1 Imports Inc.
	(LOC: JPMorgan Chase Bank)
	0.230%, 02/04/2010 (a)(b)	3,200,000
2,000,000	Northside Independent School District
	(CS: PSF-GTD; LIQ: State Street Bank & Trust Co.)
	1.200%, 06/01/2010 (d)	2,000,000
12,000,000	Port Arthur Navigation District Revenue, BASF Corporation
	0.400%, 02/03/2010 (a)(b)	12,000,000
32,500,000	Port Corpus Christi Authority of Nueces County Solid Waste Disposal, Flint Hills Resources LP
	0.380%, 02/03/2010 (a)(b)	32,500,000
		67,380,000
Vermont - 3.3%
6,450,000	Housing Finance Agency - Series 26
	(CS: AGM; SPA: TD Bank N.A.)
	0.350%, 02/03/2010 (a)(b)	6,450,000
12,800,000	Housing Finance Agency - Series A
	(CS: AGM; SPA: Dexia Credit Local)
	0.410%, 02/03/2010 (a)(b)	12,800,000
		19,250,000

Virginia - 2.3%
1,000,000	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, Inc.
	(LOC: Bank of America N.A.)
	2.050%, 02/04/2010 (a)(b)	1,000,000
5,150,000	Port Authority Revenue, P-Floats - Series 2671
	(CS: FSA; LIQ: Dexia Credit Local)
	0.580%, 02/04/2010 (a)(b)	5,150,000
7,650,000	Staunton Industrial Development Authority Revenue, Specialty Blades, Inc.
	(LOC: SunTrust Bank)
	1.300%, 02/03/2010 (a)(b)	7,650,000
		13,800,000
Washington - 4.4%
2,745,000	Economic Development Finance Authority Revenue, Wesmar Co. Inc., - Series F
	(LOC: U.S. Bank N.A.)
	0.500%, 02/04/2010 (a)(b)	2,745,000
6,125,000	Port Bellingham Industrial Development Corporation Revenue, Hempler Foods Group
	(LOC: Bank of Montreal)
	0.420%, 02/04/2010 (a)(b)	6,125,000
3,140,000	Port Bellingham Industrial Development Corporation Revenue, Wood Stone Corp.
	(LOC: Keybank N.A.)
	0.640%, 02/04/2010 (a)(b)	3,140,000
5,300,000	Seattle Housing Authority Revenue, High Point Project Phase II
	(LOC: Keybank N.A.)
	0.490%, 02/04/2010 (a)(b)	5,300,000
8,490,000	State Housing Finance Commission, Mirabella - Series A
	(LOC: HSH Nordbank AG)
	0.300%, 02/01/2010 (a)(b)	8,490,000
		25,800,000
West Virginia - 0.7%
4,000,000	Economic Development Authority Facilities Revenue, Appalachian Power - Series B
	(LOC: JPMorgan Chase Bank)
	0.320%, 02/04/2010 (a)(b)	4,000,000

Wisconsin - 0.3%
200,000	Elkhorn Industrial Development Revenue, Lanco Precision Plus
	(LOC: JPMorgan Chase Bank)
	2.250%, 02/03/2010 (a)(b)	200,000
600,000	Hartford Water & Electric Systems Revenue
	(CS: Assured Guaranty)
	2.000%, 07/01/2010	602,224
1,000,000	Mequon Industrial Development Revenue, Gateway Plastics, Inc. - Series A
	(LOC: JPMorgan Chase Bank)
	2.050%, 02/04/2010 (a)(b)	1,000,000
		1,802,224
	Total Municipal Bonds (Cost $597,628,834)	597,628,834

Shares
Money Market Funds - 3.0%
17,700,000	BlackRock Liquidity Fund MuniCash Portfolio, 0.100%	17,700,000
2,761	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A, 0.050%	2,761
	Total Money Market Funds (Cost $17,702,761)	17,702,761
	Total Investments (Cost $615,331,595) - 104.3%	615,331,595
	Liabilities in Excess of Other Assets - (4.3)%	(25,302,908)
	TOTAL NET ASSETS - 100.0%	$590,028,687

Percentages are stated as a percent of net assets.

(a) Variable Rate Security - The rate reported is the rate in effect as of January 31, 2010. The date shown is the next reset date.
(b) Maturity date represents first available put date.
(c) Commercial Paper
(d) Put Bond

CS - Credit Support
LIQ - Liquidity Facility
LOC - Letter of Credit
SPA - Standby Purchase Agreement

The Ultra Short Tax Optimized Income Fund values securities for which the primary market is on a domestic or foreign exchange and over-the-counter admitted to trading on the National Association of Securities Dealers Automated Quotation Market System ("NASDAQ") at the
last quoted sales price at the end of each business day or, if no sale, at the mean of the closing bid and asked prices. Over-the-counter securities are valued at the last quoted sales price at the end of each business day or, if no sale, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, are valued at fair value as determined in good faith according to procedures approved by the
Board of Trustees.

For example, fair value pricing may be used where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the stock over an extended period; or (iv) the validity of a market quotation received is questionable. In addition, fair value pricing will be used if emergency or unusual situations have occurred, as such when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (applicable to foreign securities).

Among those factors that may be considered when fair valuing a security are: fundamental analytical data relating to the investment in the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; special reports prepared by analysts or the Adviser; information as to any transactions or offers with respect to the security; and the historical tendency of the security's price to track or respond to general and specific market movements (in terms of indices, sectors, or other market measurements).

The valuation of certain debt securities are valued at the evaluated mean price based upon current market prices of securities which are comparable in coupon, rating, and maturity or an appropriate matrix utilizing similar factors.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the
1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.
Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.
Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds'
own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds' investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2010:

		Ultra Short Tax Optimized Income Fund	Municipal Money Market Fund
Level 1:
	Money Market Funds	$ 50,115	$ 17,702,761
Level 2:
	Municipal Bonds
	Alaska	-	565,000
	Alabama	95,230,620	-
	Arizona	37,411,911	2,074,000
	Arkansas	34,575,000	2,830,000
	California	86,440,482	16,240,000
	Colorado	16,330,582	7,327,000
	Connecticut	24,572,910	-
	Delaware	13,547,086	-
	Florida	99,527,561	68,096,523
	Georgia	39,791,820	17,900,000
	Idaho	6,555,000	-
	Illinois	113,399,127	44,230,000
	Indiana	42,184,000	30,525,000
	Iowa	2,005,060	16,540,000
	Kansas	3,505,000	1,110,000
	Kentucky	24,082,759	28,985,000
	Louisiana	122,466,722	1,040,000
	Maine	6,530,000	-
	Maryland	6,000,000	-
	Massachusetts	61,573,943	3,000,000
	Michigan	113,639,166	41,451,087
	Minnesota	3,315,000	12,303,000
	Mississippi	14,703,660	-
	Missouri	44,110,916	7,670,000
	Montana	-	4,135,000
	Multistate	33,385,000	-
	Nevada	1,528,335	3,170,000
	New Hampshire	27,530,950	2,000,000
	New Jersey	32,510,960	25,535,000
	New Mexico	6,215,000	2,950,000
	New York	66,890,593	30,925,000
	North Carolina	42,076,690	700,000
	Ohio	49,904,424	8,010,000
	Oklahoma	410,124	18,400,000
	Oregon	5,478,452	9,740,000
	Pennsylvania	75,177,611	38,645,000
	Puerto Rico	40,783,272	-
	Rhode Island	-	825,000
	South Carolina	15,050,530	6,480,000
	South Dakota	1,442,186	-
	Tennessee	83,207,493	12,195,000
	Texas	73,732,165	67,380,000
	Utah	1,120,000	-
	Vermont	20,595,000	19,250,000
	Virgin Islands	510,120	-
	Virginia	3,500,000	13,800,000
	Washington	12,920,126	25,800,000
	West Virginia	3,035,910	4,000,000
	Wisconsin	66,300,445	1,802,224
	Wyoming	2,855,000	-
Level 3:
	Municipal Bonds
	Multistate	2,937,500	-
Total Investments		$ 1,680,646,326	$ 615,331,595

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Ultra Short Tax Optimized Income Fund
Balance as of October 31, 2009	$ 3,031,500
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(94,000)
Net purchases (sales)
Transfers in and / or out of Level 3	-
Balance as of January 31, 2010	$ 2,937,500

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

                     Ultra Short Tax Optimized
                 Income Fund
Cost of investments                                                         $1,678,732,447
Gross unrealized appreciation                                                3,823,587
Gross unrealized depreciation                                              (1,909,708)
Net unrealized appreciation                                                  $1,913,879

                                                               Municipal Money
                 Market Fund
Cost of investments                                                            $615,331,595
Gross unrealized appreciation                                                                0
Gross unrealized depreciation                                                                0
Net unrealized appreciation                                                                  $0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)  /s/ Samuel A. Lieber
                                                                  Samuel A. Lieber, President

Date     3/29/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                                   Samuel A. Lieber, President

Date    3/29/2010

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.
                                                                   Ronald G. Palmer, Jr., Chief Financial Officer

Date    3/29/2010

* Print the name and title of each signing officer under his or her signature.